Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 270,344	$ 189,202	$ 116,269
Percentage of revenue by geographic segment	100.00%	100.00%	100.00%
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	74,731	37,758	34,105
Percentage of revenue by geographic segment	27.60%	20.00%	29.30%
All other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,799	86,318	55,299
Percentage of revenue by geographic segment	36.20%	45.60%	47.60%
Total Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	172,530	124,076	89,404
Percentage of revenue by geographic segment	63.80%	65.60%	76.90%
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,597	41,114	9,150
Percentage of revenue by geographic segment	23.50%	21.70%	7.90%
Asia/Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34,217	$ 24,012	$ 17,715
Percentage of revenue by geographic segment	12.70%	12.70%	15.20%